Quarterly Holdings Report
for

Fidelity Freedom® 2065 Fund

June 30, 2020

F65-QTLY-0820
1.9895822.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/10/20 (a)
(Cost $79,980)	80,000	79,982
	Shares	Value

Domestic Equity Funds - 51.7%
Fidelity Series All-Sector Equity Fund (b)	139,034	$1,344,457
Fidelity Series Blue Chip Growth Fund (b)	145,788	2,613,983
Fidelity Series Commodity Strategy Fund (b)	444,813	1,708,080
Fidelity Series Growth Company Fund (b)	250,147	5,558,270
Fidelity Series Intrinsic Opportunities Fund (b)	369,194	5,534,219
Fidelity Series Large Cap Stock Fund (b)	346,843	4,880,076
Fidelity Series Large Cap Value Index Fund (b)	141,073	1,550,391
Fidelity Series Opportunistic Insights Fund (b)	140,770	2,711,222
Fidelity Series Small Cap Discovery Fund (b)	68,702	676,716
Fidelity Series Small Cap Opportunities Fund (b)	165,096	2,019,126
Fidelity Series Stock Selector Large Cap Value Fund (b)	366,918	3,815,947
Fidelity Series Value Discovery Fund (b)	245,473	2,872,034
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,234,037)		35,284,521

International Equity Funds - 41.0%
Fidelity Series Canada Fund (b)	163,215	1,557,075
Fidelity Series Emerging Markets Fund (b)	120,112	1,026,958
Fidelity Series Emerging Markets Opportunities Fund (b)	483,895	9,276,278
Fidelity Series International Growth Fund (b)	287,698	4,931,147
Fidelity Series International Small Cap Fund (b)	86,728	1,385,917
Fidelity Series International Value Fund (b)	586,448	4,932,029
Fidelity Series Overseas Fund (b)	476,112	4,913,479
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $27,322,630)		28,022,883

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (b)	46,549	417,546
Fidelity Series Floating Rate High Income Fund (b)	11,198	96,524
Fidelity Series High Income Fund (b)	54,445	480,752
Fidelity Series Inflation-Protected Bond Index Fund (b)	129,683	1,355,185
Fidelity Series International Credit Fund (b)	3,260	33,377
Fidelity Series Long-Term Treasury Bond Index Fund (b)	149,694	1,555,318
Fidelity Series Real Estate Income Fund (b)	30,821	297,727
TOTAL BOND FUNDS
(Cost $4,135,701)		4,236,429

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 0.25% (b)(c)	503,382	503,382
Fidelity Series Short-Term Credit Fund (b)	15,244	155,794
TOTAL SHORT-TERM FUNDS
(Cost $657,572)		659,176
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $66,429,920)		68,282,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,816)
NET ASSETS - 100%		$68,281,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Sept. 2020	$177,840	$(6)	$(6)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,982.

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$770,740	$379,185	$17,637	$--	$(1,068)	$213,237	$1,344,457
Fidelity Series Blue Chip Growth Fund	1,358,432	681,948	62,820	--	1,616	634,807	2,613,983
Fidelity Series Canada Fund	805,631	615,138	18,727	--	(3,883)	158,916	1,557,075
Fidelity Series Commodity Strategy Fund	1,367,541	577,595	310,666	--	(41,240)	114,850	1,708,080
Fidelity Series Emerging Markets Debt Fund	256,863	128,765	5,115	4,859	(181)	37,214	417,546
Fidelity Series Emerging Markets Fund	483,010	420,126	11,325	--	(490)	135,637	1,026,958
Fidelity Series Emerging Markets Opportunities Fund	4,457,914	3,550,034	101,922	--	(1,742)	1,371,994	9,276,278
Fidelity Series Floating Rate High Income Fund	61,682	30,941	1,238	964	(54)	5,193	96,524
Fidelity Series Government Money Market Fund 0.25%	1,376,575	595,054	1,468,247	961	--	--	503,382
Fidelity Series Growth Company Fund	2,774,005	1,450,097	60,815	--	6,175	1,388,808	5,558,270
Fidelity Series High Income Fund	305,753	155,785	6,188	5,899	(141)	25,543	480,752
Fidelity Series Inflation-Protected Bond Index Fund	838,992	519,500	40,150	590	151	36,692	1,355,185
Fidelity Series International Credit Fund	21,744	10,155	412	163	(18)	1,908	33,377
Fidelity Series International Growth Fund	3,291,556	1,340,160	392,076	--	969	690,538	4,931,147
Fidelity Series International Small Cap Fund	794,912	436,655	31,506	--	(3,493)	189,349	1,385,917
Fidelity Series International Value Fund	3,006,424	1,351,868	91,119	--	(8,417)	673,273	4,932,029
Fidelity Series Intrinsic Opportunities Fund	3,247,083	1,668,190	67,291	--	(869)	687,106	5,534,219
Fidelity Series Large Cap Stock Fund	2,891,456	1,464,095	70,129	--	(4,788)	599,442	4,880,076
Fidelity Series Large Cap Value Index Fund	788,891	675,038	17,826	--	(1,574)	105,862	1,550,391
Fidelity Series Long-Term Treasury Bond Index Fund	961,232	670,733	47,216	23,251	(336)	(29,095)	1,555,318
Fidelity Series Opportunistic Insights Fund	1,498,051	781,209	32,216	--	1,040	463,138	2,711,222
Fidelity Series Overseas Fund	2,892,263	1,431,153	105,403	--	(2,527)	697,993	4,913,479
Fidelity Series Real Estate Income Fund	172,497	97,683	3,877	3,756	(412)	31,836	297,727
Fidelity Series Short-Term Credit Fund	149,735	900	--	900	--	5,159	155,794
Fidelity Series Small Cap Discovery Fund	346,457	198,695	7,565	1,743	(601)	139,730	676,716
Fidelity Series Small Cap Opportunities Fund	1,161,992	591,883	24,276	--	(668)	290,195	2,019,126
Fidelity Series Stock Selector Large Cap Value Fund	2,188,378	1,300,064	47,491	--	(2,647)	377,643	3,815,947
Fidelity Series Value Discovery Fund	1,544,072	1,052,659	34,608	--	(1,831)	311,742	2,872,034
	39,813,881	22,175,308	3,077,861	43,086	(67,029)	9,358,710	68,203,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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